SUPPLEMENT TO THE
SPARTAN(registered trademark) MUNICIPAL FUNDS'
PROSPECTUS
DATED OCTOBER 25, 1995
   On February 20, 1996, Spartan Short-Intermediate Municipal Fund changed its name to Spartan Short-Intermediate Municipal Income Fund, Spartan Intermediate Municipal Fund changed its name to Spartan Intermediate Municipal Income Fund, and Spartan Municipal Income Portfolio changed its name to Spartan Municipal Income Fund.
Effective February 1, 1996, the following information replaces the similar information found in the EXPENSES section beginning on page 6:
The operating expenses on page 7 are projections based on historical expenses, and are calculated as a percentage of average net assets. FMR has voluntarily agreed to temporarily limit the total operating expenses of Spartan Municipal Money to .40% of average net assets. If this agreement was not in effect, the management fee, other expenses, and total operating expenses for Spartan Municipal Money would be .50%, .00%, and .50%, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.

SPARTAN INTERMEDIATE MUNICIPAL
Operating Expenses


Management fee                  .55%

12b-1 fee                       None

Other expenses                   .00
                                %

Total fund operating expenses   .55%

SPARTAN INTERMEDIATE MUNICIPAL
Examples
          Account    Account
          open       closed

After 1 year     $ 6   $11

After 3 years    $18   $23

After 5 years    $31   $36

After 10 years   $69   $74

   The following information replaces the similar information found in the INVESTMENT PRINCIPLES AND RISKS section beginning on page 16:
SPARTAN INTERMEDIATE MUNICIPAL focuses on securities rated A or above by Moody's or S&P or, if unrated, judged by FMR to be of equivalent quality. Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three to 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. The fund normally invests so that at least 80% of its assets are invested in municipal securities whose interest is free from federal income tax.
SPARTAN MUNICIPAL INCOME invests primarily in municipal bonds judged by FMR to be of investment-grade quality. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. The fund normally invests so that at least 80% of its income is free from federal income tax.
SPARTAN AGGRESSIVE MUNICIPAL invests at least 65% of its total assets in securities rated A or lower by Moody's or S&P or, if unrated, judged by FMR to be of equivalent quality. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 15 and 20 years. The fund normally invests so that at least 80% of its assets are invested in municipal securities whose interest is free from federal income tax.
The following information replaces that found on page 5:




























SMU-96-2 (PAGE 2 OF 4) February 20, 1996
FUND STRATEGY             RISK AND YIELD POTENTIAL
THE RISK LEVEL AND YIELD POTENTIAL OF MONEY MARKET AND BOND FUNDS DEPEND ON THE QUALITY AND MATURITY OF THEIR INVESTMENTS. THE CHART BELOW PRESENTS EACH FUND'S STRATEGY AND EXPLAINS ITS RISK AND YIELD POTENTIAL RELATIVE TO THE OTHER FUNDS IN THIS FAMILY.

   Spartan Municipal
           Invests primarily in               Because this fund seeks
   Money                        high-quality, short-term           to maintain a stable
                                municipal securities               $1.00 share price, it is
                                with an average                    the safest and lowest
                                maturity of 90 days or             yielding fund in the
                                less.                              family.

                                                                (low risk graphic)

   Spartan                      Invests primarily in               With its emphasis on
   Short-Intermediate
          investment-grade                   short maturities, this is
   Municipal                    municipal securities               the most conservative
                                while normally                     bond fund in the family.
                                maintaining an average
                                maturity of two to five
                                years.

                                                                (low to medium risk graphic)

   Spartan                      Invests primarily in               With its emphasis on
   Intermediate
                investment-grade                   intermediate maturities,
   Municipal                    municipal securities               this is the moderate
                                while normally                     member of the family.
                                maintaining an average
                                maturity of between
                                three and 10 years.

                                                                (medium risk graphic)

   Spartan Municipal
           Invests primarily in               With its emphasis on
   Income                       municipal securities of            longer-term maturities,
                                investment-grade                   this is the moderately
                                quality. Although the              aggressive member of
                                fund can invest in                 the family.
                                securities of any
                                maturity, FMR seeks to
                                manage the fund so
                                that it generally reacts
                                to changes in interest
                                rates similarly to
                                municipal bonds with
                                maturities between
                                eight and 18 years.

                                                                (low to medium risk graphic)


   SMU-96-2 (PAGE 3 OF 4) February 20, 1996
FUND STRATEGY             RISK AND YIELD POTENTIAL
THE RISK LEVEL AND YIELD POTENTIAL OF MONEY MARKET AND BOND FUNDS DEPEND ON THE QUALITY AND MATURITY OF THEIR INVESTMENTS. THE CHART BELOW PRESENTS EACH FUND'S STRATEGY AND EXPLAINS ITS RISK AND YIELD POTENTIAL RELATIVE TO THE OTHER FUNDS IN THIS FAMILY.

   Spartan Aggressive
          Invests primarily in               With its emphasis on
   Municipal                    medium- and                        medium- and
                                lower-quality municipal            lower-quality securities
                                securities. Although the           with longer-term
                                fund can invest in                 maturities, this is the
                                securities of any                  most aggressive fund in
                                maturity, FMR seeks to             the family.
                                manage the fund so
                                that it generally reacts
                                to changes in interest
                                rates similarly to
                                municipal bonds of
                                comparable quality with
                                maturities between 15
                                and 20 years.

                                                                (high risk graphic)




   SMU-96-2 (PAGE 4 OF 4) February 20, 1996

SUPPLEMENT TO THE
SPARTAN(Registered trademark) MUNICIPAL FUNDS'
STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 25, 1995
   ON FEBRUARY 20, 1996, SPARTAN SHORT-INTERMEDIATE MUNICIPAL FUND CHANGED ITS NAME TO SPARTAN SHORT-INTERMEDIATE MUNICIPAL INCOME FUND, SPARTAN INTERMEDIATE MUNICIPAL FUND CHANGED ITS NAME TO SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND, AND SPARTAN MUNICIPAL INCOME PORTFOLIO CHANGED ITS NAME TO SPARTAN MUNICIPAL INCOME FUND.
The following information replaces the similar information found in the "Performance" section beginning on page 17:


1996 TAX RATES AND TAX-EQUIVALENT YIELDS



            Federal   If individual tax-exempt yield is:


Taxable Income*         Tax   2%   3%   4%   5%   6%   7%   8%


Single Return   Joint Return   Bracket**   Then taxable equivalent yield is





   $ 24,001 - $ 58,150     $ 40,101 - $ 96,900     28%     2.78%   4.17%   5.56%   6.94%   8.33%   9.72%          11.11%

   $ 58,151 - $ 121,300    $ 96,901 - $ 147,700    31%     2.90%   4.35%   5.80%   7.25%   8.70%  10.14%           11.59%

   $ 121,301 - $ 263,750   $ 147,701 - $ 263,750   36%     3.13%   4.69%   6.25%   7.81%   9.38%  10.94%           12.50%

   $ 263,751 and above     $ 263,751 and above     39.6%   3.31%   4.97%   6.62%   8.28%   9.93%  11.59%           13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.